Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities
Schedule of accrued liabilities	Accrued liabilities consisted of the following (in thousands):

	2019	2018
Accrued payroll	$809	$924
Accrued interest	3,910	6,304
Accrued expenses	3,808	4,542
Total	$8,527	$11,770